Summary of Net Debt Securities Gains (Losses) (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Disclosure of financial assets [line items]
Total	$ 42	$ 30	$ 52	$ 3
Debt securities [member] | Financial assets at amortized cost [member]
Disclosure of financial assets [line items]
Total	47		47	(61)
Debt securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Total	$ (5)	$ 30	$ 5	$ 64